Goodwill and Other-Long Lived Assets - Goodwill (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			3 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Financial Services [Member]	Dec. 31, 2010 Financial Services [Member]	Dec. 31, 2009 Financial Services [Member]	Dec. 31, 2011 Retail Solutions [Member]	Dec. 31, 2010 Retail Solutions [Member]	Dec. 31, 2009 Retail Solutions [Member]	Dec. 31, 2011 Hospitality and Special Retail [Member]	Dec. 31, 2010 Hospitality and Special Retail [Member]	Dec. 31, 2009 Hospitality and Special Retail [Member]	Dec. 31, 2011 Entertainment [Member]	Dec. 31, 2010 Entertainment [Member]	Dec. 31, 2009 Entertainment [Member]	Dec. 31, 2011 Emerging Industries [Member]	Dec. 31, 2010 Emerging Industries [Member]	Dec. 31, 2009 Emerging Industries [Member]	Dec. 31, 2011 Travel and Gaming [Member]
Goodwill [Line Items]
Goodwill, Percent Fair Value Exceeded Carrying Value During First Step of Quantative Test																			210.00%
Goodwill, Gross	$ 921	$ 118	$ 103	$ 152	$ 67	$ 66	$ 120	$ 21	$ 21	$ 619	$ 0	$ 0	$ 5	$ 5	$ 5	$ 25	$ 25	$ 11	$ 1
Accumulated Impairment Losses	(8)	(3)	(3)	0	0	0	(3)	(3)	(3)	0	0	0	(5)	0	0	0	0	0
Goodwill	913	115	100	152	67	66	117	18	18	619	0	0	0	5	5	25	25	11
Additions	809	14		86	0		99	0		624	0		0	0		0	14
Impairment	(5)	0		0	0		0	0		0	0		(5)	0		0	0
Other	$ (6)	$ 1		$ (1)	$ 1		$ 0	$ 0		$ (5)	$ 0		$ 0	$ 0		$ 0	$ 0